Expense Example	Mar. 31, 2026 USD ($)
Pzena U.S. Large Cap Value ETF | Pzena U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Pzena International Value ETF | Pzena International Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224